Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating lease liabilities, current	¥ 981	$ 137	¥ 1,843	$ 252	¥ 1,750	¥ 1,696
Operating lease liabilities, non current	¥ 2,933	$ 409	¥ 4,137	$ 567	¥ 5,980	¥ 4,789